Operating Segments (Tables)	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
Schedule of Reporting on Operating Segments
b.	Reporting on operating segments:

	Six months period ended June 30, 2026
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$83,926	$16,235	$100,161
Gross profit	$39,120	$2,463	$41,583
Unallocated corporate expenses			(25,120)
Finance expenses, net			(883)
Income before taxes on income			$15,580

	Six months period ended June 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$78,453	$10,319	$88,772
Gross profit	$37,873	$1,805	$39,678
Unallocated corporate expenses			(24,812)
Finance expenses, net			(2,500)
Income before taxes on income			$12,366

	Three months period ended June 30, 2026
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$47,699	$7,222	$54,921
Gross profit	$21,095	$1,372	$22,467
Unallocated corporate expenses			(12,957)
Finance expenses, net			679
Income before taxes on income			$10,189
	Three months period ended June 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$38,436	$6,318	$44,754
Gross profit	$17,594	$1,335	$18,929
Unallocated corporate expenses			(11,858)
Finance expenses, net			(1,318)
Income before taxes on income			$5,753

	Year Ended December 31, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
Revenues	$156,206	$24,254	$180,460
Gross profit	$72,278	$4,129	$76,407
Unallocated corporate expenses			(50,174)
Finance expenses, net			(2,766)
Income before taxes on income			$23,467

Schedule of Reporting on Operating Segments by Geographic Region	Reporting on operating segments by geographic region:

	Six months period ended June 30, 2026
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$57,391	$-	$57,391
Israel	4,570	16,235	20,805
Latin America	9,410	-	9,410
Canada	5,533	-	5,533
Europe	4,911	-	4,911
Asia	939	-	939
Others	1,172	-	1,172
	$83,926	$16,235	$100,161
	Six months period ended June 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$55,494	$-	$55,493
Israel	3,036	10,319	13,355
Latin America	9,880		9,880
Canada	5,595		5,595
Europe	2,453	-	2,453
Asia	1,972	-	1,972
Others	23		23
	$78,453	$10,319	$88,772
	Three months period ended June 30, 2026
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$35,285	$-	$35,285
Israel	1,415	7,222	8,637
Canada	2,218		2,218
Europe	3,168	-	3,168
Latin America	4,618	-	4,618
Asia	391	-	391
Others	604	-	604
	$47,699	$7,222	$54,921

	Three months period ended June 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$25,336	$-	$25,336
Israel	1,683	6,318	8,001
Canada	2,559		2,559
Europe	2,384	-	2,384
Latin America	5,269	-	5,269
Asia	1,182	-	1,182
Others	23	-	23
	$38,436	$6,318	$44,754

	Year ended December 31, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
Geographical markets
U.S.A	$99,644	$-	$99,644
Israel	5,309	24,254	29,563
Latin America	24,223	-	24,223
Canada	10,805	-	10,805
Europe	9,449	-	9,449
Asia	6,720	-	6,720
Others	56	-	56
	$156,206	$24,254	$180,460